Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Net unrealized loss on hedging contracts, net of tax	$ (15,453)	$ (30,487)
Net unrealized loss on marketable securities, net of tax	0	(942)
Net unrealized loss on pension, net of tax	(124)	(878)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $9.3 million and $7.9 million in 2018 and 2017, respectively	(21,662)	(16,144)
Foreign currency translation adjustments	(273,405)	(172,308)
Accumulated other comprehensive loss	(310,644)	(220,759)
Foreign currency effects from intercompany long-term investment transactions, tax	$ 9,300	$ 7,900